INVESTMENT COMPANY ADMINISTRATION CORPORATION
                        2020 E. FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                                 (626) 852-1033


May 7, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re: Builders ProLoan Fund, Inc.
       File Nos. 333-30221, 811-08273
       CIK No.    1038698


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Builders ProLoan Fund, Inc. does not differ from that contained in Post-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration Statement on Form N1-A. This Amendment was filed electronically on April 30, 1998, Accession No. 0000950147-98-000324.

Please give me a call if you have any questions at (818) 852-1033.

Very Truly Yours,

/s/ Joy Ausili
Joy Ausili
Assistant Treasurer
Builders ProLoan Fund, Inc.